VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
Consolidated Variable Interest Entities ("VIEs")
The Company holds a variable interest in the following joint ventures or entities for which it is the primary beneficiary.

Asia Pacific joint ventures
The Company has variable interests in three joint ventures that own and operate manufacturing and logistics facilities, which produce chemicals and provide services in Asia Pacific. The Company's variable interests in these joint ventures relate to arrangements between the joint ventures and the Company, involving the majority of the output on take-or-pay terms with pricing ensuring a guaranteed return to the joint ventures.

Ethylene storage joint venture
The Company has variable interests in a joint venture that provides ethylene storage in Alberta, Canada. The Company's variable interests relate to arrangements involving a majority of the joint venture's storage capacity on take-or-pay terms with pricing ensuring a guaranteed return to the joint venture; and favorably priced leases provided to the joint venture. The Company provides the joint venture with operation and maintenance services and utilities.

Ethanol production and cogeneration in Brazil
The Company held a variable interest in a joint venture located in Brazil that produces ethanol from sugarcane. In August 2015, the partner exercised an equity option which required the Company to purchase their equity interest. On March 31, 2016, the partner's equity investment transferred to the Company. On July 11, 2016, the Company paid $202 million to the former partner, which was classified as "Purchases of noncontrolling interests" in the consolidated statements of cash flows. This former joint venture is now 100 percent owned by the Company. The Company continues to hold variable interests in a related entity that owns a cogeneration facility. The Company's variable interests are the result of a tolling arrangement where it provides fuel to the entity and purchases a majority of the cogeneration facility’s output on terms that ensure a return to the entity’s equity holders.

Assets and Liabilities of Consolidated VIEs
The Company's consolidated financial statements include the assets, liabilities and results of operations of VIEs for which the Company is the primary beneficiary. The other equity holders’ interests are reflected in "Net income attributable to noncontrolling interests" in the consolidated statements of income and "Noncontrolling interests" in the consolidated balance sheets.

The following table summarizes the carrying amounts of these entities’ assets and liabilities included in the Company’s consolidated balance sheets at December 31, 2018 and 2017:

Assets and Liabilities of Consolidated VIEs at Dec 31
In millions	2018	2017
Cash and cash equivalents	$71	$86
Other current assets	101	120
Net property	683	855
Other noncurrent assets	14	13
Total assets [1]	$869	$1,074
Current liabilities	$307	$268
Long-term debt	75	249
Other noncurrent obligations	14	21
Total liabilities [2]	$396	$538

1.	All assets were restricted at December 31, 2018 and 2017.

2.	All liabilities were nonrecourse at December 31, 2018 and 2017.

In addition, the Company holds a variable interest in an entity created to monetize accounts receivable of select European entities. The Company is the primary beneficiary of this entity as a result of holding subordinated notes while maintaining servicing responsibilities for the accounts receivable. The carrying amounts of assets and liabilities included in the Company’s consolidated balance sheets pertaining to this entity were current assets of zero (zero restricted) at December 31, 2018 ($671 million, zero restricted, at December 31, 2017) and current liabilities of zero (zero nonrecourse) at December 31, 2018 (less than $1 million, zero nonrecourse, at December 31, 2017).

Amounts presented in the consolidated balance sheets and the table above as restricted assets or nonrecourse obligations relating to consolidated VIEs at December 31, 2018 and 2017 are adjusted for intercompany eliminations and parental guarantees.

Nonconsolidated VIEs
The Company holds a variable interest in the following entities for which the Company is not the primary beneficiary.

Silicon joint ventures
As a result of the Dow Silicones ownership restructure, the Company holds minority voting interests in certain joint ventures that produce silicon inputs for the Company. These joint ventures operate under supply agreements that sell inventory to the equity owners using pricing mechanisms that guarantee a return, therefore shielding the joint ventures from the obligation to absorb expected losses. As a result of the pricing mechanisms of these agreements, these entities are determined to be VIEs. The Company is not the primary beneficiary, as it does not hold the power to direct the activities that most significantly impact the economic performance of these entities; therefore, the entities are accounted for under the equity method of accounting. The Company's maximum exposure to loss as a result of its involvement with these variable interest entities is determined to be the carrying value of the investment in these entities. At December 31, 2018, the Company's investment in these joint ventures was $100 million ($103 million at December 31, 2017), classified as "Investment in nonconsolidated affiliates" in the consolidated balance sheets, representing the Company's maximum exposure to loss.

AFSI
The Company holds a variable interest in AFSI, a company that produces and sells proprietary technologies for the horticultural market. The variable interest in AFSI relates to a tax receivable agreement that entitles the Company to additional consideration in the form of tax savings, which is contingent on the operations and earnings of AFSI. The Company is not the primary beneficiary, as it is a minority shareholder in AFSI and AFSI is governed by a board of directors, the composition of which is mandated by AFSI's corporate governance requirements that a majority of the directors be independent.

On April 4, 2017, the Company entered into a stock purchase agreement to purchase up to 5,070,358 shares of AFSI's common stock, which represented approximately 10 percent of AFSI's common stock outstanding at signing of the agreement, subject to certain terms and conditions. On November 19, 2018, the stock purchase agreement concluded. The Company's investment in AFSI was $48 million at December 31, 2018 ($51 million at December 31, 2017), classified as "Investment in nonconsolidated affiliates" in the consolidated balance sheets. In the fourth quarter of 2016, as a result of a decline in the market value of AFSI, the Company recognized a $143 million pretax impairment charge related to its equity interest in AFSI, recorded in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income and related to the Corporate segment (see Notes 14 and 24 for further information).

At December 31, 2018, the Company's receivable with AFSI related to the tax receivable agreement was $8 million ($4 million at December 31, 2017), classified as "Accounts and notes receivable - Other" in the consolidated balance sheets. The Company's maximum exposure to loss was $56 million at December 31, 2018 ($55 million at December 31, 2017).

Crude acrylic acid joint venture
The Company held a variable interest in a joint venture that manufactured crude acrylic acid in the United States and Germany on behalf of the Company and the other joint venture partner. The variable interest related to a cost-plus arrangement between the joint venture and each joint venture partner. The Company was not the primary beneficiary, as a majority of the joint venture’s output was committed to the other joint venture partner; therefore, the entity was accounted for under the equity method of accounting.

In the fourth quarter of 2017, the joint venture was dissolved by mutual agreement with return of the originally contributed assets to the partners. The carrying value of the Company's investment prior to the dissolution was $168 million, which was also determined to be fair value, therefore, no gain or loss was recognized as a result of the transaction. The fair value of assets recognized included $47 million of cash, $67 million of other assets and $48 million of goodwill (net of $6 million settlement of an affiliate's pre-existing obligation).